Short Term Investments with Related Parties (Details) - Schedule of Short Term Investments with Related Parties - Related Party [Member] - USD ($)	Dec. 31, 2023		Mar. 31, 2023		Mar. 31, 2022
Variable Interest Entity [Line Items]
Certificate to deposits with related parties	$ 164,381	[1]	$ 166,540	[1]	[2]
Short term investments with related parties	$ 164,381		$ 166,540

[1]	These deposits are under lien against debt availed from related parties
[2]	These deposits are under lien against debt availed from related parties